Norwood P. Beveridge, Jr. of Loeb & Loeb LLP 345 Park Avenue New York, NY 10154-1895	Direct 212.407.4970 Main 212.407.4000 Fax 212.202.7829 nbeveridge@loeb.com
Via EDGAR

November 21, 2008

Securities and Exchange Commission 150 F Street, NE Washington, DC 20549

Re:	Pantheon Arizona Acquisition Corp.
Form S-4 Registration Statement

Ladies and Gentlemen,

On behalf of Pantheon Arizona Acquisition Corp., an Arizona corporation (the "Company"), we transmit herewith for filing with the Securities and Exchange Commission (the "Commission"), pursuant to Section 6 of and Regulation C under the Securities Act of 1933, as amended (the "Securities Act"), and Rule 101(a)(1)(i) of Regulation S-T under the Commission's Electronic Data Gathering and Retrieval System (EDGAR), one complete electronic version of the Company's Registration Statement on Form S-4 (the “Registration Statement”).

The Registration Statement is being filed by the Company in connection with the redomestication of Pantheon China Acquisition Corp., a Delaware corporation and existing blank-check Commission registrant (the “SPAC”), to Arizona and, ultimately, the Cayman Islands and the consummation by the SPAC of an acquisition of approximately 94% of the outstanding shares of China Cord Blood Services Corporation (“CCBS”) in a transaction intended to constitute a “business combination” within the meaning of the SPAC’s certificate of incorporation. Please note that CCBS has previously submitted a draft registration statement on Form F-1 to the Commission for review on a confidential basis, which review was conducted earlier this year by John Reynolds, Ethan Horowitz and Jay Williamson pursuant to the procedures established by the Staff for first-time foreign private issuer registrants.

Should any member of the Staff have any questions or comments concerning this filing or the materials transmitted herewith, or desire any further information or clarification in respect of the Registration Statement, please do not hesitate to contact Mark Chen of the Company at (011) 86-10-853222720, the undersigned at (212) 407-4970 or Chris Murillo of this firm at (212) 407-4168.

Very truly yours, /s/ Norwood P. Beveridge, Jr. Norwood P. Beveridge, Jr. of Loeb & Loeb LLP

Cc:	Mark Chen
Pantheon China Acquisition Corp.
Virginia Tam
Jones Day
Mitchell S. Nussbaum

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